LEASES - Weighted-average remaining lease term and discount rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LesseeLeaseDescriptionLineItems
Lease expenses	$ 8,149	$ 8,325	$ 7,952
Sublease rental income	$ 1,359	$ 1,315	$ 1,183
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Extension term	5 years
Weighted average remaining lease term	4 years 2 months 1 day
Weighted average discount rate	2.23%
Minimum [Member]
LesseeLeaseDescriptionLineItems
Remaining lease term	1 year
Maximum [Member]
LesseeLeaseDescriptionLineItems
Remaining lease term	9 years 6 months